EMPLOYEE AND DIRECTOR BENEFITS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE AND DIRECTOR BENEFITS

NOTE O - EMPLOYEE AND DIRECTOR BENEFITS

Employment Contracts

The Company has entered into employment agreements with certain of the Company’s executive officers to ensure a stable and competent management base. The agreements provide for a term of two years, but the agreements may be extended. The agreements provide for benefits as specified in the contracts and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officer’s rights to receive certain vested rights, including compensation. In the event of a change in control of the Company and in certain other events, as defined in the agreements, the Company or any successor to the Company will be bound to the terms of the contracts.

Supplemental Executive Retirement Plan (SERP Plan)

In August of 2007, the Board of Directors adopted a SERP Plan for the purpose of retaining the employment of certain senior officers. In January of 2014, the Board of Directors adopted a SERP Plan for the purpose of retaining the employment of the Company’s President and CEO. Participants in the SERP Plans and their level of participation, is determined by the Board of Directors. The SERP Plans provide for benefits as specified in the plans and cannot be terminated by the Board of Directors, except for cause,without prejudicing the officer’s rights to receive certain vested rights, including compensation. Benefits of the 2007 plan vest over a ten year period and benefits of the 2014 plan vest over a five year period beginning on the participants’ date of employment and are deferred until separation from employment by the participant. In the event of a change in control of the Company and in certain other events, as defined in the SERP Plans, the Company or any successor to the Company will be bound to the terms of the SERP Plans. At December 31, 2016 and December 31, 2015 respectively, the Company had an accrued liability of $2,209,000 and $2,349,000 for participants’ vested benefits. The Company recorded expenses totaling $133,000 and $195,000 in 2016 and 2015, respectively.

401(k) Plan

The Company has a 401(k) Plan whereby substantially all employees participate in the Plan. The Company makes matching contributions equal to 100 percent of the first four percent of an employee’s compensation contributed to the Plan, with matching contributions vesting under an established vesting plan. For the years ended December 31, 2016 and 2015, matching employer contributions to the Plan amounted to approximately $179,000 and $159,000 respectively. Administrative fees were $3,000 in 2016 and 2015.

Stock Option Plans

The Company has six share-based compensation plans in effect at December 31, 2016 and at December 31, 2015. The compensation cost charged against income for those plans was approximately $60,000 and $147,000 respectively for the years ended December 31, 2016 and December 31, 2015.

During 2001 the Company adopted, with shareholder approval, an Incentive Stock Option Plan (the “2001 Employee Plan”) and a Non-statutory Stock Option Plan (the “2001 Director Plan”). Each plan makes available options to purchase 100,771 shares of the Company’s common stock, for an aggregate number of common shares reserved for options under these plans of 201,542. The exercise price of all options granted to date under these plans is $3.14.

The options granted in 2006 through 2011 under the 2001 Director Plan and the 2001 Employee Plan vest over a four-year period. The options granted in 2005 under the 2001 Director Plan and the 2001 Employee Plan vest over a three-year period. All unexercised options expire ten years after the year of the grant or earlier in certain circumstances. The fair market value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The 2001 Employee Plan and the 2001 Director Plan expired in 2011 in accordance with their terms and no further options may be granted under these plans.

During 2005 the Company adopted, with shareholder approval, an Incentive Stock Option Plan (the “2005 Employee Plan”) and a Non-statutory Stock Option Plan (the “2005 Director Plan”). The 2005 Employee Plan makes available options to purchase 72,389 shares of the Company’s common stock and the 2005 Director Plan makes available 73,527 shares of the Company’s common stock, for an aggregate number of common shares reserved under these plans of 145,916. The exercise price of all options granted to date under these plans range from $2.13 to $16.21.

The options granted in 2005 under the 2005 Director Plan and the 2005 Employee Plan vest over a three-year period. The options granted in 2006 through 2015 under the 2005 Employee Plan vest over a four-year period. All unexercised options expire ten years after the date of grant. The fair market value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The 2005 Employee Plan and the 2005 Director Plan expired in 2015 in accordance with their terms and no further options may be granted under these plans. The Company did not grant any options under the 2005 Director Plan for the year ended December 31, 2015. The Company granted 8,496 stock options under the 2005 Employee Plan for the years ended December 31, 2015 with fair market values ranging from $2.86 to $2.88 per option, respectively. Additionally, the Company granted 10,000 shares of restricted stock under the 2005 Employee Plan for the year ended December 31, 2014. The shares vest over a 3-year period.

As a result of the merger with Carolina Commerce Bank, Carolina Trust Bank assumed all outstanding options of Carolina Commerce under the existing terms and at the conversion rate of 0.625 shares of Carolina Trust stock for each share of Carolina Commerce stock. All options assumed became fully vested at the merger date. As of December 31, 2016, there were 105,219 options outstanding from the converted plans with exercise prices ranging from $2.13 to $19.20.

The following table illustrates the assumptions for the Black-Scholes model used in determining the fair value of options granted in the year ended December 31, 2015. There were no options granted in 2016. The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected life of the option grant. Expected volatility is based upon the historical volatility of the Company’s stock. The expected term of the options is based upon the average life of previously issued stock options. The expected dividend yield is based upon current yield on the date of the grant. No post-vesting restrictions exist for these options.

Year ended
December 31, 2015

Dividend yield	0.00%
Risk-free interest rate	1.84 – 1.92%
Volatility	40.79%
Expected life	7 years

Total stock-based compensation recognized as compensation expense on our consolidated statement of income is as follows:

	December 31, 2016	December 31, 2015
Dollars in thousands
Option Grants	$49	$136
Restricted Stock Grants	11	11
Total Compensation Expense	$60	$147

A summary of option activity under the stock option plans as of December 31, 2016 and changes during the year ended December 31, 2016 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2015	192,479	$6.88	5.35 years
Exercised	(1,250)	$2.78
Expired	(4,840)	$16.20
Forfeited	(1,497)	$5.39
Granted	—	$—
Outstanding, December 31, 2016	184,892	$6.67	5.40 years	$—

Exercisable, December 31, 2016	170,101	$6.82		$—

The approximate fair value of options vested over the years ended December 31, 2016 and 2015, respectively, was $79,000 and $134,000. The approximate weighted average fair value per share of options granted during the year ended December 31, 2015, was $2.86. The approximate fair value of options granted during the year ended December 31, 2015 was $24,000.

A summary of restricted stock activity during the twelve months ended December 31, 2016 and 2015 is presented below:

	December 31, 2016		December 31, 2015
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	6,667	$3.31	10,000	$3.31
Granted	—		—
Vested	(3,333)		(3,333)
Ending balance outstanding	3,334	$3.31	6,667	$3.31

As of December 31, 2016 there was $25,000 of unrecognized compensation cost related to non-vested options granted under all of the Company equity compensation plans. That cost is expected to be recognized over a weighted average period of one year. The restricted stock cost was recognized in 2015, 2016 and 2017.

Upon exercise of the options, the Company issues shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill obligations of the equity compensation plans.